Accounting Changes - Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Items not affecting cash:
Unrealized change in fair value of biological assets	$ (11,568)	$ (7,637)
Realized fair value adjustments on inventory sold in the year	8,349	2,449
Net changes in non-cash working capital:
Biological assets	6,216	5,710
Inventory	(11,517)	(8,957)
Original Accounting Policy [member]
Items not affecting cash:
Unrealized change in fair value of biological assets	(18,713)	(11,620)
Realized fair value adjustments on inventory sold in the year	13,061	3,880
Net changes in non-cash working capital:
Biological assets	13,361	9,693
Inventory	(16,229)	(10,388)
Net effect on cash flows used in operating activities	(8,520)	(8,435)
New Accounting Policy [member]
Items not affecting cash:
Unrealized change in fair value of biological assets	(11,568)	(7,637)
Realized fair value adjustments on inventory sold in the year	8,349	2,449
Net changes in non-cash working capital:
Biological assets	6,216	5,710
Inventory	(11,517)	(8,957)
Net effect on cash flows used in operating activities	$ (8,520)	$ (8,435)